Organization and Description of Business (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization and Description of Business (Details) [Line Items]
Description of business	PARTS iD has a product portfolio comprised of approximately 18 million SKUs, when fully available, an end-to-end digital commerce platform for both digital commerce and fulfillment, and a virtual shipping network comprising over 2,500 locations, approximately 4,500 active brands, and machine learning algorithms for complex fitment industries such as vehicle parts and accessories.	PARTS iD has a product portfolio comprising approximately 18 million SKUs, an end-to-end digital commerce platform for both digital commerce and fulfillment, and a virtual shipping network comprising over 2,500 locations, over 5,000 active brands, and machine learning algorithms for complex fitment industries such as vehicle parts and accessories.
Class A Common Stock [Member]
Organization and Description of Business (Details) [Line Items]
Shareholder redemptions		24,950,958